Marketable securities and investment in associate (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 15, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) $ / shares shares	Feb. 17, 2022 CAD ($) $ / shares shares	Feb. 15, 2022 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)
Disclosure Of Marketable Securities [Line Items]
Share price per share | $ / shares				$ 0.08
Loan receivable | $			$ 644,990	$ 1,290,000		$ 1,833,979	$ 1,301,013
Number of shares issued | shares			33,474,855	25,800,000		28,992,429
Captiva Verde Wellness Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares received or owned | shares						10,687,500
Loan receivable | $					$ 1,290,000
Number of shares issued | shares			36,487,500
Proportion of ownership interest	19.99%
Proceeds from issuing shares | $		$ 722,393
Loss on disposition | $		2,093,851
Captiva Verde Wellness Corp [Member] | Ordinary shares [member]
Disclosure Of Marketable Securities [Line Items]
Share price per share | $ / shares	$ 0.08
Number of shares issued | shares					25,800,000
Green Matters Technologies Inc [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares received or owned | shares			900,000
Share price per share | $ / shares			$ 1.5
Payments of shares | $		$ 1,819,800